Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 03, 2012
Registrant Name	dei_EntityRegistrantName	MUNDER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001214511
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2012
Prospectus Date	rr_ProspectusDate	Oct. 26, 2012